Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
Weighted average assumptions used in the option pricing model

The following table illustrates the weighted average assumptions used in the option-pricing model for options granted in the three years ended December 31, 2013, 2012, and 2011:

	2013	2012	2011
Assumptions
Risk-free interest rate	0.79%	1.10%	1.95%
Expected dividend yield	2.83	2.38	2.63
Expected volatility of Huntington's common stock	35.0	34.9	30.0
Expected option term (years)	5.5	6.0	6.0

Weighted-average grant date fair value per share	$1.71	$1.78	$1.40

Share based compensation expense and related tax benefit

The following table illustrates total share-based compensation expense and related tax benefit for the three years ended December 31, 2013, 2012, and 2011:

(dollar amounts in thousands)	2013	2012	2011
Share-based compensation expense	$37,007	$27,873	$19,666
Tax benefit	12,472	9,298	6,708

Stock option activity and related information

Huntington's stock option activity and related information for the year ended December 31, 2013, was as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
(amounts in thousands, except years and per share amounts)	Options	Price	Life (Years)	Value

Outstanding at January 1, 2013	26,768	$8.87
Granted	3,299	7.07
Exercised	(2,498)	5.77
Forfeited/expired	(4,269)	16.17

Outstanding at December 31, 2013	23,300	$7.61	4.2	$71,702

Expected to vest at December 31, 2013 (1)	8,893	$6.55	5.3	$27,606

Exercisable at December 31, 2013	13,536	$8.37	3.4	$41,570
(1) The number of options expected to vest includes an estimate of 871 shares expected to be forfeited.

Summary of restricted stock units and restricted stock awards
		Weighted-		Weighted-
		Average		Average
	Restricted	Grant Date	Performance	Grant Date
	Stock	Fair Value	Share	Fair Value
(amounts in thousands, except per share amounts)	Units	Per Share	Awards	Per Share
Nonvested at January 1, 2013	8,484	$6.40	694	$6.77
Granted	6,878	7.13	1,125	7.06
Vested	(2,472)	6.35	---	---
Forfeited	(826)	6.72	(173)	6.91
Nonvested at December 31, 2013	12,064	$6.80	1,646	$6.95

Summary of options by exercise price range

The following table presents additional information regarding options outstanding as of December 31, 2013

(amounts in thousands, except years and per share amounts)	Options Outstanding			Exercisable Options
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Range of		Contractual	Exercise		Exercise
Exercise Prices	Shares	Life (Years)	Price	Shares	Price
$0 to $5.63	2,221	2.6	$4.60	1,896	$4.53
$5.64 to $6.02	8,623	4.4	6.02	5,681	6.02
$6.03 to $15.95	10,265	5.1	6.82	3,768	6.71
$15.96 to $24.56	2,191	0.8	20.64	2,191	20.64
Total	23,300	4.2	$7.61	13,536	$8.37